Business developments (Details 6) SFr in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Jun. 30, 2020 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2020 CHF (SFr)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)
Business developments [Line Items]
Other financial assets held at amortized cost	SFr 56	SFr 4,434	SFr 21	SFr 4,490	SFr 36
Trading revenues	153	1,811	1,254	1,964	2,181
Total operating expenses	4,315	3,937	4,347	8,252	8,354
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	813	(757)	SFr 1,551	56	SFr 2,752
Loans	SFr 11,101	11,827		11,101				SFr 11,408
Archegos Capital Management [Member]
Business developments [Line Items]
Business development, Description	As previously reported, the Group recorded a provision for credit losses of CHF 4,430 million in 1Q21 in respect of the failure by Archegos to meet its margin commitments. Certain Group subsidiaries were notified by the fund that it would be unable to return margin advances previously extended and recognized as collateral receivable by the Group. Following the failure of the fund, the Group initiated the process of exiting the fund positions and that process is now complete. Losses related to the exiting of fund positions that were in excess of the margin advances previously extended and recognized as collateral receivable were included in trading revenues. The Group has incurred additional losses with regard to this matter in 2Q21 of CHF 594 million, consisting of CHF 493 million of trading losses as a result of market movements during the process of closing out the fund positions, a provision for credit losses of CHF 70 million and operating expenses of CHF 31 million mainly reflecting severance-related costs and professional services fees.
Other financial assets held at amortized cost	SFr 70	SFr 4,430		SFr 4,500
Trading revenues	493
Total operating expenses	31
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	SFr 594
Greensill Capital [Member]
Business developments [Line Items]
Business development, Description	As previously reported, in early March 2021, the boards of four supply chain finance funds managed by certain Group subsidiaries (collectively, the SCFFs) decided to suspend redemptions and subscriptions of those funds, to protect the interests of the funds’ investors, to terminate the SCFFs and to proceed to their liquidation. Credit Suisse Asset Management (Schweiz) AG (CSAM) acts as the portfolio manager of the SCFFs. The assets held by the SCFFs largely consist of notes backed by existing and future receivables. These notes were originated and structured by Greensill Capital (UK) Limited or one of its affiliates (Greensill Capital). Greensill Capital filed for insolvency in the UK on March 8, 2021, and the portfolio manager is working closely with the administrators of Greensill Capital, Grant Thornton, and with other parties to facilitate the liquidation of the SCFFs. The last published net asset value of the SCFFs in late February 2021 was approximately USD 10 billion in the aggregate. To date, together with the cash already distributed to investors and cash remaining in the funds, total cash collected in the SCFFs amounts to approximately USD 6.6 billion including the cash position in the funds at the time of suspension. Redemption payments totaling approximately USD 5.5 billion have been made to their investors in three cash distributions, and a fourth cash distribution of approximately USD 0.4 billion, which would bring the total amount returned to investors to approximately USD 5.9 billion. The portfolio manager continues to work to liquidate the remaining assets of the SCFFs, including by engaging directly with potentially delinquent obligors and other creditors as appropriate. However, there remains considerable uncertainty regarding the valuation of a significant part of the remaining assets, including the fact that certain of the notes underlying the funds were not paid when they fell due and the portfolio manager has been informed that further notes will not be paid when they fall due in the future. It therefore can be assumed that the investors of the SCFFs will suffer a loss. CSAM intends to take all necessary steps to collect outstanding amounts from debtors and insurers, but can give no assurance as to the final amount that may be recovered for the SCFFs under such notes. The amount of loss of the investors therefore is currently unknown. Based on currently available information, losses for the investors can be expected to occur predominantly in positions that, prior to March 31, 2021, had a net asset value of approximately USD 2.3 billion in the aggregate. These positions relate primarily to three groups of companies: “GFG Alliance”, Katerra and Bluestone. For these three focus areas, more time is required to assess the situation accurately. CSAM continues to invest substantial efforts to maximize and expedite recovery in these positions, including pursuing consensual restructuring in addition to preparing insurance claims and seeking legal enforcement of the funds’ claims where appropriate. Given the complexity of the situation and negotiations, any predictions on recovery rates for these focus areas would be premature. The Group continues to analyze this matter, including with the assistance of external counsel and other experts. The Board has initiated an externally-led investigation of this matter, which is being supervised by a special committee of the Board. Redemptions and subscriptions of certain other funds managed by CSAM or CSAM subsidiaries that invested in part in the SCFFs were also suspended in early March 2021. The illiquid part of these funds’ assets was subsequently separated into a separate share class to allow for subscriptions and redemptions of the original share classes, reflecting the liquid part of the funds’ assets, to resume as of April 7, 2021. The separate share class reflecting the illiquid assets is in the process of being liquidated, and shareholders receive pro rata payments of the redemption proceeds. With respect to the Group’s outstanding collateralized bridge loan of USD 90 million to Greensill Capital, the Group has marked its fair value down to USD 56 million as of the end of 2Q21, down from USD 60 million as of the end of 1Q21. > Refer to “Risk factor” in I – Credit Suisse results – Credit Suisse in the Credit Suisse Financial Report 1Q21 for further information on risks that may arise in relation to this matter.
Loans | $						$ 56	$ 60
Principal amount outstanding | $						$ 90